Note 9 - Other Expenses - Components of Research and Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Program costs, excluding salaries	$ 2,201	$ 692	$ 4,476	$ 1,939
Salaries	457	314	946	743
License fee, CrystalGenomics (note 9(a),(b))	5,000		5,000
Stock-based compensation	152	73	519	123
Depreciation and amortization	8	9	17	18
	$ 7,818	$ 1,088	$ 10,958	$ 2,823